UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: May 31

Date of reporting period:  February 28, 2014

Item 1. Schedule of Investments.

Oak Ridge Dividend Growth Fund
SCHEDULE OF INVESTMENTS
As of February 28, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 96.0%
	COMMUNICATIONS – 3.6%
233	Verizon Communications, Inc.	$11,086

	CONSUMER DISCRETIONARY – 8.9%
125	Home Depot, Inc.	10,254
101	McDonald's Corp.	9,610
128	VF Corp.	7,500
		27,364
	CONSUMER STAPLES – 12.6%
162	CVS Caremark Corp.	11,848
66	Kraft Foods Group, Inc.	3,648
198	Mondelez International, Inc. - Class A	6,738
86	PepsiCo, Inc.	6,886
124	Procter & Gamble Co.	9,754
		38,874
	ENERGY – 7.4%
95	Chevron Corp.	10,956
124	Exxon Mobil Corp.	11,938
		22,894
	FINANCIALS – 15.4%
146	Aflac, Inc.	9,356
46	BlackRock, Inc.	14,022
134	CME Group, Inc.	9,892
249	JPMorgan Chase & Co.	14,148
		47,418
	HEALTH CARE – 12.1%
171	Cardinal Health, Inc.	12,232
141	Johnson & Johnson	12,989
312	Roche Holding A.G. - ADR	11,974
		37,195
	INDUSTRIALS – 16.4%
118	Boeing Co.	15,213
143	Emerson Electric Co.	9,332
162	Illinois Tool Works, Inc.	13,365
107	United Technologies Corp.	12,521
		50,431
	MATERIALS – 2.8%
66	Praxair, Inc.	8,605

	TECHNOLOGY – 16.8%
27	Apple, Inc.	14,209

Oak Ridge Dividend Growth Fund
SCHEDULE OF INVESTMENTS – Continued
As of February 28, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
134	Automatic Data Processing, Inc.	$10,423
294	Intel Corp.	7,279
217	Microsoft Corp.	8,313
156	QUALCOMM, Inc.	11,745
		51,969
	TOTAL COMMON STOCKS (Cost $265,507)	295,836

	SHORT-TERM INVESTMENTS – 11.2%
34,546	Fidelity Institutional Government Portfolio, 0.01%1	34,546

	TOTAL SHORT-TERM INVESTMENTS (Cost $34,546)	34,546

	TOTAL INVESTMENTS – 107.2% (Cost $300,053)	330,382
	Liabilities in Excess of Other Assets – (7.2)%	(22,215)

	TOTAL NET ASSETS – 100.0%	$308,167

ADR – American Depository Receipt

1    The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Oak Ridge Growth Opportunity Fund
SCHEDULE OF INVESTMENTS
As of February 28, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 95.7%
	CONSUMER DISCRETIONARY – 30.2%
51	Dick's Sporting Goods, Inc.	$2,737
67	Dunkin' Brands Group, Inc.	3,462
65	GNC Holdings, Inc. - Class A	3,024
80	LKQ Corp.*	2,231
70	Marriott International, Inc. - Class A	3,796
35	Michael Kors Holdings Ltd.*	3,431
20	O'Reilly Automotive, Inc.*	3,017
14	Panera Bread Co. - Class A*	2,539
90	Penske Automotive Group, Inc.	3,896
37	PetSmart, Inc.	2,481
35	Ross Stores, Inc.	2,548
112	Sally Beauty Holdings, Inc.*	3,214
33	Ulta Salon Cosmetics & Fragrance, Inc.*	2,960
		39,336
	CONSUMER STAPLES – 5.2%
46	Church & Dwight Co., Inc.	3,127
41	Hain Celestial Group, Inc.*	3,661
		6,788
	ENERGY – 6.1%
32	Concho Resources, Inc.*	3,876
60	Gulfport Energy Corp.*	3,966
		7,842
	FINANCIALS – 11.7%
21	Affiliated Managers Group, Inc.*	3,949
17	Alliance Data Systems Corp.*	4,847
71	Portfolio Recovery Associates, Inc.*	3,851
27	WEX, Inc.*	2,614
		15,261
	HEALTH CARE – 15.0%
168	Akorn, Inc.*	4,338
73	Grifols S.A. - ADR	3,072
110	NPS Pharmaceuticals, Inc.*	3,848
70	Premier, Inc. - Class A*	2,341
45	Sirona Dental Systems, Inc.*	3,170
27	Teleflex, Inc.	2,754
		19,523
	INDUSTRIALS – 18.7%
73	A.O. Smith Corp.	3,628
52	AMETEK, Inc.	2,768
57	Beacon Roofing Supply, Inc.*	2,154
73	Fortune Brands Home & Security, Inc.	3,412

Oak Ridge Growth Opportunity Fund
SCHEDULE OF INVESTMENTS – Continued
As of February 28, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
86	Robert Half International, Inc.	$3,521
18	Roper Industries, Inc.	2,441
18	TransDigm Group, Inc.	3,207
32	Watsco, Inc.	3,148
		24,279
	MATERIALS – 1.8%
22	Airgas, Inc.	2,372

	TECHNOLOGY – 7.0%
33	Amphenol Corp. - Class A	2,905
47	Gartner, Inc.*	3,269
61	MAXIMUS, Inc.	2,915
		9,089
	TOTAL COMMON STOCKS (Cost $104,643)	124,490

	SHORT-TERM INVESTMENTS – 23.3%
30,388	Fidelity Institutional Government Portfolio, 0.01%1	30,388

	TOTAL SHORT-TERM INVESTMENTS (Cost $30,388)	30,388

	TOTAL INVESTMENTS – 119.0% (Cost $135,031)	154,878
	Liabilities in Excess of Other Assets – (19.0)%	(24,717)

	TOTAL NET ASSETS – 100.0%	$130,161

ADR – American Depository Receipt

*	Non-income producing security.
1	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Oak Ridge Funds
NOTES TO SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited)

Note 1 – Organization
Oak Ridge Dividend Growth Fund (“Dividend Growth” or “Dividend Growth Fund”) and Oak Ridge Growth Opportunity Fund (“Growth Opportunity” or “Growth Opportunity Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Dividend Growth Fund’s primary investment objective is to seek long-term capital appreciation and provide current income. The Fund commenced investment operations on June 28, 2013, with two classes of shares, Class A and Class I.

The Growth Opportunity Fund’s primary investment objective is to seek long-term capital appreciation. The Fund commenced investment operations on June 28, 2013, with two classes of shares, Class A and Class I.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Funds’ advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees but action may be taken by any one of the Trustees.

Oak Ridge Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
February 28, 2014 (Unaudited)

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the company’s understanding of the applicable country’s tax rules and rates.  Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees, which are unique to each class of shares.  Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

Note 3 – Federal Income Taxes
At February 28, 2014, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

	Dividend Growth	Growth Opportunity
Cost of investments	$300,053	$135,031

Gross unrealized appreciation	$32,342	$21,088
Gross unrealized depreciation	(2,013)	(1,241)
Net unrealized appreciation on investments	$30,329	$19,847

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Oak Ridge Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
February 28, 2014 (Unaudited)

The inputs to measure fair value may fall into different Levels of the fair value hierarchy.  In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of February 28, 2014, in valuing the Funds’ assets carried at fair value:

Dividend Growth	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks1	$295,836	$-	$-	$295,836
Short-Term Investments	34,546	-	-	34,546
Total	$330,382	$-	$-	$330,382

Growth Opportunity	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks1	$124,490	$-	$-	$124,490
Short-Term Investments	30,388	-	-	30,388
Total	$154,878	$-	$-	$154,878

*	The Fund did not hold any Level 2 or Level 3 securities at period end.
1	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ John P. Zader
Title:	John P. Zader, President

Date:	04/28/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ John P. Zader
(Signature and Title)	John P. Zader, President

Date:	04/28/14

By:*	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	04/28/14

* Print the name and title of each signing officer under his or her signature.